Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Income from operations	$ 219,561	$ 285,497
Amortization of intangible assets	(58,900)	(116,500)	$ (350,300)
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	278,507	401,995
Amortization of intangible assets	(58,946)	(116,498)
Ireland
Segment Reporting Information [Line Items]
Income from operations	157,318	251,816
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	36,474	53,809
U.S.
Segment Reporting Information [Line Items]
Income from operations	67,505	77,968
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 17,210	$ 18,402